Organization and nature of business (Details)	6 Months Ended
Mar. 31, 2026
Subsidiary One [Member]
Name of Entity	CN Energy
Date of Incoporation	November 23, 2018
Percentage of Ownership	Parent
Place of Incorporation	British Virgin Islands
Principal Activities	Holding company
Subsidiary Three [Member]
Name of Entity	Ewforest
Date of Incoporation	November 29, 2024
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Four [Member]
Name of Entity	CN Energy USA Inc.
Date of Incoporation	March 31, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Delaware, U.S.A
Principal Activities	Inactive
Subsidiary Two [Member]
Name of Entity	MZ HK
Date of Incoporation	December 6, 2018
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Six [Member]
Name of Entity	MZ Pintai
Date of Incoporation	January 22, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Seven [Member]
Name of Entity	Zhejiang New Material
Date of Incoporation	May 24, 2021
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Produce and sell Activated Carbon
Subsidiary Eight [Member]
Name of Entity	Zhoushan Xinyue
Date of Incoporation	April 8, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Nine [Member]
Name of Entity	Tanmulai
Date of Incoporation	July 2, 2025
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Twelve [Member]
Name of Entity	Blessing Logistics Ltd.
Date of Incoporation	May 11, 2015
Percentage of Ownership	100.00%
Place of Incorporation	Alberta, Canada
Principal Activities	Trading
Subsidiary Five [Member]
Name of Entity	Pathenbot
Date of Incoporation	June 12, 2025
Percentage of Ownership	100.00%
Place of Incorporation	California, U.S.A.
Principal Activities	Active
Subsidiary Ten [Member]
Name of Entity	CNEY Holdings LLC
Date of Incoporation	October 22, 2025
Percentage of Ownership	100.00%
Place of Incorporation	Utah, U.S.A.
Principal Activities	Holding company
Subsidiary Eleven [Member]
Name of Entity	CNEY Canada Inc.
Date of Incoporation	March 2, 2026
Percentage of Ownership	100.00%
Place of Incorporation	Alberta, Canada
Principal Activities	Holding company